Finance Receivables (Schedule of Loan Activity) (Details) In Thousands	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)	Mar. 31, 2011 Residential Mortgage [Member] JPY (¥)	Mar. 31, 2011 Residential Mortgage [Member] USD ($)	Mar. 31, 2010 Residential Mortgage [Member] JPY (¥)
New loans	$ 186,325	¥ 15,465,000	¥ 15,392,000	¥ 15,324,000
Repayment of outstanding loans	117,795	9,777,000	8,586,000	9,670,000
Loans receivable, net					72,634,000	875,108	67,505,000
Current portion of loans receivable					¥ 5,737,000	$ 69,121	¥ 4,260,000